Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Leases [Abstract]
Recognized rental income	¥ 566	¥ 592	¥ 1,285	¥ 957
Future minimum lease payments to be received	15,055		15,055
Rental expenses, net of sublease rental income	11,332	¥ 11,050	22,387	¥ 22,550
Capital lease assets	27,247		27,247		¥ 28,653
Accumulated depreciation on capital lease assets	¥ 7,971		¥ 7,971		¥ 8,791